Franklin High Income Trust
Statement of Investments, February 29, 2020 (unaudited)
Franklin High Income Fund
		Country	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 0.8%
	Energy 0.7%
	Amplify Energy Corp.	United States	8,816	$36,851
[a,b]	Amplify Energy Corp., wts., 4/21/20	United States	84,521	—
[a]	Battalion Oil Corp.	United States	4,381	32,770
[a,b]	Battalion Oil Corp., wts., A, 10/08/22	United States	21,046	44,389
[a,b]	Battalion Oil Corp., wts., B, 10/08/22	United States	26,308	50,636
[a,b]	Battalion Oil Corp., wts., C, 10/08/22	United States	33,825	57,501
[a]	Birch Permian Holdings Inc.	United States	78,499	745,740
[a]	Birch Permian Holdings Inc.	United States	611,911	5,736,666
[a]	Chaparral Energy Inc., A	United States	43,062	23,077
[a,c]	Chaparral Energy Inc., A, 144A	United States	5,033	2,697
[a]	Contura Energy Inc.	United States	30,901	175,827
[a]	Contura Energy Inc., wts., 7/26/23	United States	5,033	2,818
[a,d]	Goodrich Petroleum Corp.	United States	1,564,885	8,340,837
[a,b,e]	Nine Point Energy LLC	United States	433,273	467,293
	Riviera Resources Inc.	United States	149,317	1,022,821
[a,d]	Titan Energy LLC	United States	289,137	13,011
[a]	Weatherford International PLC	United States	217,793	4,551,874
				21,304,808
	Materials 0.1%
[a]	Verso Corp., A	United States	83,362	1,359,634
[a]	Verso Corp., wts., 7/25/23	United States	8,775	17,989
				1,377,623
	Total Common Stocks and Other Equity Interests (Cost $143,555,744)			22,682,431

	Management Investment Companies (Cost $50,651,018) 1.7%
	Diversified Financials 1.7%
[f]	iShares iBoxx $ High Yield Corp. Bond ETF	United States	606,543	52,186,960
	Convertible Preferred Stocks (Cost $7,552,087) 0.1%
	Energy 0.1%
[a,b,e]	Nine Point Energy Holdings Inc., cvt. pfd.	United States	8,080	3,900,158
			Principal Amount*
	Convertible Bonds (Cost $12,496,730) 0.4%
	Energy 0.4%
[b,d,g]	Goodrich Petroleum Corp., cvt., senior secured note, second lien, PIK, 13.50%, 5/31/21	United States	$12,496,730	11,914,746
	Corporate Bonds 94.1%
	Automobiles & Components 0.7%
[c]	Adient U.S. LLC, senior secured note, 144A, 7.00%, 5/15/26	United States	20,500,000	21,384,083
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Banks 1.7%
	CIT Group Inc.,
	senior bond, 5.00%, 8/15/22	United States	$3,850,000	$4,034,850
	senior note, 5.25%, 3/07/25	United States	4,100,000	4,498,049
[h]	JPMorgan Chase & Co.,
	[i] junior sub. bond, V, FRN,5.229%, (3-month USD LIBOR + 3.32%), Perpetual	United States	9,900,000	9,867,775
	junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	15,000,000	15,535,425
	Royal Bank of Scotland Group PLC,
	sub. note, 6.125%, 12/15/22	United Kingdom	4,000,000	4,365,539
	sub. note, 5.125%, 5/28/24	United Kingdom	10,000,000	11,000,519
				49,302,157
	Capital Goods 7.3%
	Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	13,000,000	13,762,266
[c]	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	17,700,000	17,112,094
[c]	BWX Technologies Inc., senior note, 144A, 5.375%, 7/15/26	United States	8,500,000	8,922,046
[c]	Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	10,000,000	10,595,850
	H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	13,700,000	14,316,431
[c]	HD Supply Inc., senior note, 144A, 5.375%, 10/15/26	United States	14,900,000	15,623,730
[c]	Herc Holdings Inc., senior note, 144A, 5.50%, 7/15/27	United States	13,300,000	13,831,003
[c]	Jeld-Wen Inc.,
	senior bond, 144A, 4.875%, 12/15/27	United States	7,800,000	8,089,790
	senior note, 144A, 4.625%, 12/15/25	United States	7,600,000	7,679,154
[c]	The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	15,100,000	15,703,585
[c]	NCI Building Systems Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	18,000,000	17,860,050
[c]	Signature Aviation US Holdings Inc., senior note, 144A, 5.375%, 5/01/26	United States	9,800,000	10,022,240
[c]	TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	31,400,000	33,303,656
[c]	Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	29,500,000	31,546,710
				218,368,605
	Commercial & Professional Services 2.2%
[c]	Ashtead Capital Inc., secured note, second lien, 144A, 4.00%, 5/01/28	United Kingdom	6,500,000	6,569,687
[c]	Intrado Corp., senior note, 144A, 8.50%, 10/15/25	United States	29,900,000	20,182,500
	United Rentals North America Inc.,
	senior bond, 5.875%, 9/15/26	United States	4,600,000	4,852,885
	senior bond, 5.50%, 5/15/27	United States	18,400,000	19,274,460
	senior bond, 5.25%, 1/15/30	United States	14,000,000	14,753,900
				65,633,432
	Consumer Durables & Apparel 1.5%
[c]	Ashton Woods USA LLC/Ashton Woods Finance Co.,
	senior note, 144A, 6.75%, 8/01/25	United States	13,500,000	13,978,102
	senior note, 144A, 9.875%, 4/01/27	United States	8,500,000	9,650,454
[c]	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., senior note, 144A, 5.625%, 3/01/24	United States	2,500,000	2,707,288
	Weekley Homes LLC/Weekley Finance Corp., senior note, 6.625%, 8/15/25	United States	16,700,000	17,374,930
				43,710,774
  |  2

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Consumer Services 5.2%
[c]	1011778 BC ULC/New Red Finance Inc.,
	secured note, second lien, 144A, 5.00%, 10/15/25	Canada	$7,400,000	$7,449,321
	senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	16,100,000	16,148,863
[c]	24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	23,000,000	10,515,324
[c]	Downstream Development Authority of the Quapaw Tribe of Oklahoma, secured note, 144A, 10.50%, 2/15/23	United States	8,600,000	8,711,069
[c]	Golden Nugget Inc.,
	senior note, 144A, 6.75%, 10/15/24	United States	23,200,000	22,844,808
	senior note, 144A, 8.75%, 10/01/25	United States	2,700,000	2,718,090
[c]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
	senior note, 144A, 5.00%, 6/01/24	United States	13,600,000	13,735,524
	senior note, 144A, 5.25%, 6/01/26	United States	12,700,000	13,017,945
	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., senior note, 5.75%, 2/01/27	United States	7,200,000	7,893,000
[c]	Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior note, 144A, 7.00%, 7/15/26	Canada	11,000,000	11,845,350
[c]	Studio City Finance Ltd., senior note, 144A, 7.25%, 2/11/24	Macau	23,200,000	24,350,372
[c]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	14,300,000	14,067,482
				153,297,148
	Diversified Financials 3.6%
[c]	HAT Holdings I LLC/HAT Holdings II LLC, senior note, 144A, 5.25%, 7/15/24	United States	13,100,000	13,716,814
[c]	MSCI Inc., senior note, 144A, 5.375%, 5/15/27	United States	8,500,000	9,114,741
	Navient Corp.,
	senior note, 5.00%, 10/26/20	United States	7,200,000	7,278,120
	senior note, 5.875%, 3/25/21	United States	5,000,000	5,111,250
	senior note, 6.625%, 7/26/21	United States	5,300,000	5,468,381
	senior note, 6.50%, 6/15/22	United States	9,900,000	10,469,250
	Springleaf Finance Corp.,
	senior bond, 5.375%, 11/15/29	United States	8,600,000	8,799,090
	senior note, 6.625%, 1/15/28	United States	12,000,000	13,192,200
[c]	Ypso Finance Bis SA,
	senior note, 144A, 10.50%, 5/15/27	Luxembourg	20,000,000	20,000,000
	senior note, 144A, 6.00%, 2/15/28	Luxembourg	14,000,000	13,510,000
				106,659,846
	Energy 11.9%
[c]	Aker BP ASA,
	senior note, 144A, 4.75%, 6/15/24	Norway	5,900,000	6,141,468
	senior note, 144A, 5.875%, 3/31/25	Norway	13,000,000	13,659,761
[c]	Archrock Partners LP/Archrock Partners Finance Corp., senior note, 144A, 6.25%, 4/01/28	United States	7,100,000	6,852,210
	California Resources Corp.,
	senior bond, 6.00%, 11/15/24	United States	850,000	163,889
	senior note, 5.50%, 9/15/21	United States	411,000	124,690
  |  3

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Energy (continued)
	Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 7.75%, 4/15/23	United States	$22,700,000	$21,858,170
	Cheniere Corpus Christi Holdings LLC,
	senior secured note, first lien, 7.00%, 6/30/24	United States	11,600,000	13,141,428
	senior secured note, first lien, 5.875%, 3/31/25	United States	12,500,000	13,902,805
	Cheniere Energy Partners LP,
	[c] senior bond, 144A, 4.50%, 10/01/29	United States	12,000,000	11,497,800
	senior note, 5.625%, 10/01/26	United States	9,000,000	9,061,866
	senior secured note, first lien, 5.25%, 10/01/25	United States	28,700,000	28,843,787
	Chesapeake Energy Corp., senior note, 7.50%, 10/01/26	United States	13,700,000	4,149,011
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
	senior note, 6.25%, 4/01/23	United States	17,000,000	16,188,845
	senior note, 5.75%, 4/01/25	United States	14,000,000	13,719,860
	CSI Compressco LP/CSI Compressco Finance Inc.,
	senior note, 7.25%, 8/15/22	United States	12,900,000	11,638,225
	[c] senior secured note, first lien, 144A, 7.50%, 4/01/25	United States	4,500,000	4,434,368
[c]	Endeavor Energy Resources LP/EER Finance Inc., senior bond, 144A, 5.75%, 1/30/28	United States	19,700,000	19,287,285
	Energy Transfer Operating LP,
	senior note, 5.875%, 1/15/24	United States	8,300,000	9,309,780
	senior note, 5.50%, 6/01/27	United States	17,900,000	20,295,450
	EnLink Midstream LLC, senior bond, 5.375%, 6/01/29	United States	13,000,000	11,247,632
[c,g]	EnQuest PLC, senior note, 144A, PIK, 7.00%, 4/15/22	United Kingdom	12,755,575	10,318,279
	Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%, 2/15/21	United States	20,760,000	19,263,204
[c,g,j]	Murray Energy Corp., secured note, 1.5 lien, 144A, PIK, 12.00%, 4/15/24	United States	18,564,500	23,133
[c]	Nabors Industries Ltd.,
	senior note, 144A, 7.25%, 1/15/26	United States	13,400,000	12,328,000
	senior note, 144A, 7.50%, 1/15/28	United States	5,800,000	5,365,580
	QEP Resources Inc.,
	senior bond, 5.375%, 10/01/22	United States	3,600,000	3,292,877
	senior note, 5.625%, 3/01/26	United States	10,700,000	8,587,017
[j]	Sanchez Energy Corp.,
	senior note, 7.75%, 6/15/21	United States	7,000,000	218,750
	senior note, 6.125%, 1/15/23	United States	8,000,000	280,000
	Sunoco LP/Sunoco Finance Corp.,
	senior note, 4.875%, 1/15/23	United States	6,500,000	6,499,578
	senior note, 5.50%, 2/15/26	United States	8,000,000	8,143,580
	senior note, 6.00%, 4/15/27	United States	13,100,000	13,457,925
[c]	Viper Energy Partners LP, senior note, 144A, 5.375%, 11/01/27	United States	8,200,000	8,348,830
[c]	Weatherford International Ltd., senior note, 144A, 11.00%, 12/01/24	United States	12,022,000	11,661,340
	WPX Energy Inc., senior bond, 4.50%, 1/15/30	United States	10,400,000	9,941,880
				353,248,303
	Food, Beverage & Tobacco 2.3%
	B&G Foods Inc.,
	senior note, 5.25%, 4/01/25	United States	17,300,000	17,119,647
	senior note, 5.25%, 9/15/27	United States	7,500,000	7,434,375
  |  4

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Food, Beverage & Tobacco (continued)
[c]	Lamb Weston Holdings Inc.,
	senior note, 144A, 4.625%, 11/01/24	United States	$10,900,000	$11,367,774
	senior note, 144A, 4.875%, 11/01/26	United States	3,300,000	3,430,020
[c]	Post Holdings Inc.,
	senior bond, 144A, 5.00%, 8/15/26	United States	23,000,000	23,502,550
	senior bond, 144A, 4.625%, 4/15/30	United States	5,200,000	5,138,068
				67,992,434
	Health Care Equipment & Services 7.1%
[c]	Centene Corp.,
	senior bond, 144A, 4.625%, 12/15/29	United States	7,100,000	7,610,135
	senior bond, 144A, 3.375%, 2/15/30	United States	7,000,000	7,008,750
	senior note, 144A, 5.375%, 6/01/26	United States	23,550,000	24,829,942
	senior note, 144A, 4.25%, 12/15/27	United States	9,300,000	9,585,045
	CHS/Community Health Systems Inc.,
	senior note, 6.875%, 2/01/22	United States	4,003,000	3,772,828
	[c] senior note, 144A, 8.125%, 6/30/24	United States	13,747,000	12,681,470
	senior secured note, first lien, 6.25%, 3/31/23	United States	14,200,000	14,262,196
	HCA Inc.,
	senior bond, 3.50%, 9/01/30	United States	24,400,000	23,904,240
	senior note, 5.375%, 9/01/26	United States	4,600,000	5,128,103
	senior secured bond, first lien, 5.25%, 4/15/25	United States	11,000,000	12,506,604
[c]	MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	26,500,000	25,505,587
[c]	MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	15,400,000	14,363,734
[c,g]	Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	7,000,000	5,968,155
	Tenet Healthcare Corp.,
	senior note, 8.125%, 4/01/22	United States	7,000,000	7,596,610
	senior note, 6.75%, 6/15/23	United States	13,700,000	14,687,565
	[c] senior note, second lien, 144A, 6.25%, 2/01/27	United States	15,000,000	15,731,250
	[c] senior secured note, 144A, 4.875%, 1/01/26	United States	5,000,000	5,100,000
				210,242,214
	Household & Personal Products 0.7%
[c]	Prestige Brands Inc.,
	senior note, 144A, 6.375%, 3/01/24	United States	13,000,000	13,427,895
	senior note, 144A, 5.125%, 1/15/28	United States	6,500,000	6,808,750
				20,236,645
	Insurance 1.7%
[c]	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, senior note, 144A, 6.75%, 10/15/27	United States	31,500,000	31,480,155
	CNO Financial Group Inc., senior note, 5.25%, 5/30/29	United States	17,900,000	20,478,381
				51,958,536
  |  5

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Materials 11.7%
[c]	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A, 6.00%, 2/15/25	Luxembourg	$10,000,000	$10,450,000
[c]	Cemex SAB de CV, senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	25,000,000	25,262,500
	Crown Americas LLC/Crown Americas Capital Corp. VI, senior note, 4.75%, 2/01/26	United States	13,900,000	14,373,955
[c]	Element Solutions Inc., senior note, 144A, 5.875%, 12/01/25	United States	20,000,000	20,150,200
[c]	First Quantum Minerals Ltd., senior note, 144A, 7.25%, 4/01/23	Zambia	13,400,000	12,891,939
[c]	Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note, 144A, 7.375%, 12/15/23	United States	16,500,000	16,329,885
[c]	Kaiser Aluminum Corp., senior note, 144A, 4.625%, 3/01/28	United States	10,600,000	10,513,610
[c]	Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	34,900,000	33,911,632
[c]	Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	20,000,000	20,447,450
[c]	New Enterprise Stone & Lime Co., senior note, 144A, 6.25%, 3/15/26	United States	17,400,000	18,276,046
[c]	Novelis Corp.,
	senior bond, 144A, 5.875%, 9/30/26	United States	12,700,000	13,146,754
	senior bond, 144A, 4.75%, 1/30/30	United States	9,000,000	8,862,075
[c]	OCI NV, senior note, 144A, 6.625%, 4/15/23	Netherlands	9,600,000	9,979,200
[c]	Owens-Brockway Glass Container Inc.,
	senior note, 144A, 5.00%, 1/15/22	United States	10,000,000	10,317,800
	senior note, 144A, 5.875%, 8/15/23	United States	10,000,000	10,597,050
[c]	Rain CII Carbon LLC/CII Carbon Corp., senior note, second lien, 144A, 7.25%, 4/01/25	United States	10,800,000	10,394,892
[c]	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA,
	senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	2,200,000	2,226,587
	[i] senior secured note, first lien, 144A, FRN, 5.331%, (3-month USD LIBOR + 3.50%), 7/15/21	United States	5,300,000	5,294,700
[c]	Sealed Air Corp.,
	senior bond, 144A, 5.50%, 9/15/25	United States	5,500,000	6,038,533
	senior note, 144A, 4.00%, 12/01/27	United States	13,200,000	13,167,000
	Steel Dynamics Inc.,
	senior bond, 5.50%, 10/01/24	United States	10,000,000	10,302,500
	senior bond, 5.00%, 12/15/26	United States	10,000,000	10,626,402
[c]	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	19,700,000	17,779,053
[c]	TPC Group Inc., secured note, 144A, 10.50%, 8/01/24	United States	8,500,000	8,645,223
[c]	Trivium Packaging Finance BV,
	senior note, 144A, 8.50%, 8/15/27	Netherlands	10,200,000	10,742,130
	senior secured note, 144A, 5.50%, 8/15/26	Netherlands	7,600,000	7,889,758
[c]	Univar Solutions USA Inc/Washington, senior note, 144A, 5.125%, 12/01/27	United States	9,500,000	9,614,475
				348,231,349
  |  6

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Media & Entertainment 12.6%
[c]	Banijay Entertainment SASU, senior note, 144A, 5.375%, 3/01/25	France	$13,200,000	$13,200,000
	CCO Holdings LLC/CCO Holdings Capital Corp.,
	senior bond, 5.125%, 2/15/23	United States	10,000,000	10,099,900
	[c] senior bond, 144A, 5.375%, 5/01/25	United States	3,100,000	3,192,024
	[c] senior bond, 144A, 5.75%, 2/15/26	United States	10,200,000	10,623,810
	[c] senior bond, 144A, 5.50%, 5/01/26	United States	8,900,000	9,255,310
	[c] senior bond, 144A, 5.00%, 2/01/28	United States	8,000,000	8,334,800
	[c] senior bond, 144A, 5.375%, 6/01/29	United States	18,100,000	19,304,555
[c]	Clear Channel Worldwide Holdings Inc.,
	first lien, senior secured note, 144A, 5.125%, 8/15/27	United States	15,200,000	15,266,120
	senior sub. note, 144A, 9.25%, 2/15/24	United States	11,232,000	11,957,419
	CSC Holdings LLC,
	senior bond, 5.25%, 6/01/24	United States	28,000,000	30,333,380
	[c] senior bond, 144A, 5.50%, 4/15/27	United States	3,000,000	3,163,050
	senior note, 6.75%, 11/15/21	United States	5,000,000	5,301,350
	[c] senior secured note, first lien, 144A, 5.50%, 5/15/26	United States	23,550,000	24,437,305
[c]	Diamond Sports Group LLC/Diamond Sports Finance Co.,
	first lien, 144A, 5.375%, 8/15/26	United States	11,300,000	10,440,002
	senior note, 144A, 6.625%, 8/15/27	United States	11,300,000	9,173,905
	DISH DBS Corp.,
	senior bond, 5.875%, 7/15/22	United States	10,000,000	10,452,300
	senior bond, 5.00%, 3/15/23	United States	5,000,000	5,044,200
	senior note, 5.875%, 11/15/24	United States	17,500,000	17,986,762
[c]	Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27	United States	9,100,000	9,888,060
[c]	iHeartCommunications Inc., senior secured note, first lien, 144A, 5.25%, 8/15/27	United States	15,500,000	16,013,825
[c]	LCPR Senior Secured Financing DAC, senior secured note, first lien, 144A, 6.75%, 10/15/27	United States	15,600,000	16,433,820
[c]	Live Nation Entertainment Inc., senior note, 144A, 4.75%, 10/15/27	United States	10,900,000	10,974,665
	Netflix Inc.,
	senior bond, 4.375%, 11/15/26	United States	10,200,000	10,700,310
	[c] senior bond, 144A, 5.375%, 11/15/29	United States	3,600,000	3,920,580
[c]	Nexstar Broadcasting Inc.,
	senior note, 144A, 5.625%, 8/01/24	United States	12,800,000	13,191,488
	senior note, 144A, 5.625%, 7/15/27	United States	12,800,000	13,272,320
[c]	Scripps Escrow Inc., senior note, 144A, 5.875%, 7/15/27	United States	10,400,000	10,809,240
[c]	Sirius XM Radio Inc., senior note, 144A, 4.625%, 7/15/24	United States	12,400,000	12,809,634
[c]	Univision Communications Inc.,
	senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	5,000,000	4,850,000
	senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	16,000,000	15,136,320
[c]	Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	7,300,000	7,529,147
[c]	WMG Acquisition Corp.,
	secured note, 144A, 4.875%, 11/01/24	United States	2,600,000	2,679,079
	secured note, first lien, 144A, 5.00%, 8/01/23	United States	8,500,000	8,673,528
				374,448,208
  |  7

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Pharmaceuticals, Biotechnology & Life Sciences 3.4%
[c]	Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	$10,800,000	$11,357,982
[c]	Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	22,700,000	25,405,159
[c]	Bausch Health Cos. Inc.,
	senior bond, 144A, 6.125%, 4/15/25	United States	5,900,000	6,030,302
	senior note, 144A, 5.00%, 1/30/28	United States	6,000,000	5,936,220
	senior note, first lien, 144A, 7.00%, 3/15/24	United States	4,200,000	4,332,993
[c]	Endo DAC/Endo Finance LLC/Endo Finco Inc.,
	senior bond, 144A, 6.00%, 2/01/25	United States	20,400,000	15,765,324
	senior note, 144A, 6.00%, 7/15/23	United States	9,053,000	7,129,328
[c]	Horizon Therapeutics USA Inc.senior note, 144A, 5.50%, 8/01/27	United States	15,000,000	15,590,250
[c]	Teva Pharmaceutical Finance Netherlands III BV, senior note, 144A, 7.125%, 1/31/25	Israel	9,300,000	9,858,000
				101,405,558
	Real Estate 1.5%
[c]	Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A, 7.875%, 11/15/25	United States	21,400,000	21,547,018
	MPT Operating Partnership LP/MPT Finance Corp.,
	senior bond, 5.25%, 8/01/26	United States	7,700,000	8,028,617
	senior bond, 5.00%, 10/15/27	United States	700,000	732,224
[c]	VICI Properties LP / VICI Note Co. Inc., senior note, 144A, 4.125%, 8/15/30	United States	5,000,000	5,015,625
[c]	VICI Properties LP/VICI Note Co. Inc., senior note, 144A, 3.75%, 2/15/27	United States	8,000,000	7,955,000
				43,278,484
	Retailing 0.5%
[c]	Lithia Motors Inc., senior note, 144A, 4.625%, 12/15/27	United States	8,600,000	8,825,148
[c]	Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	12,500,000	7,375,000
				16,200,148
	Semiconductors & Semiconductor Equipment 0.7%
[c]	Amkor Technology Inc., senior note, 144A, 6.625%, 9/15/27	United States	15,000,000	16,227,750
	Qorvo Inc., senior note, 5.50%, 7/15/26	United States	5,900,000	6,105,757
				22,333,507
	Software & Services 1.5%
[c]	Camelot Finance SA, senior note, 144A, 4.50%, 11/01/26	United States	15,600,000	15,705,674
	Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	29,000,000	29,138,330
				44,844,004
	Technology Hardware & Equipment 3.0%
[c]	Blackboard Inc., secured note, second lien, 144A, 10.375%, 11/15/24	United States	26,000,000	26,065,000
[c]	CommScope Inc.,
	senior bond, 144A, 5.50%, 6/15/24	United States	7,000,000	6,668,130
	senior secured note, first lien, 144A, 6.00%, 3/01/26	United States	15,000,000	15,424,560
[c]	CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	10,200,000	9,613,500
[c]	Dell International LLC/EMC Corp.,
	senior note, 144A, 5.875%, 6/15/21	United States	2,978,000	2,999,442
	senior note, 144A, 7.125%, 6/15/24	United States	4,900,000	5,132,750
  |  8

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Technology Hardware & Equipment (continued)
[c]	Presidio Holdings Inc.,
	senior note, 144A, 8.25%, 2/01/28	United States	$3,700,000	$3,824,875
	senior secured note, 144A, 4.875%, 2/01/27	United States	4,000,000	4,007,500
[c]	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior note, 144A, 6.75%, 6/01/25	United States	14,000,000	13,969,340
				87,705,097
	Telecommunication Services 6.7%
[c]	Altice France SA/France, senior secured note, 144A, 5.50%, 1/15/28	France	8,000,000	8,024,800
[c]	Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	8,700,000	9,017,463
[c]	Digicel Group One Ltd., senior secured note, first lien, 144A, 8.25%, 12/30/22	Jamaica	7,720,000	4,981,809
[c]	Digicel Group Two Ltd., senior note, 144A, 8.25%, 9/30/22	Bermuda	7,280,000	1,771,005
[c]	DKT Finance ApS, senior secured note, first lien, 144A, 9.375%, 6/17/23	Denmark	16,800,000	17,891,160
[c,k]	Front Range BidCo Inc.,
	senior note, 144A, 4.00%, 3/01/27	United States	13,000,000	12,650,625
	senior note, 144A, 6.125%, 3/01/28	United States	6,000,000	5,928,750
	Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	19,150,000	21,121,445
	Sprint Corp.,
	senior bond, 7.875%, 9/15/23	United States	14,700,000	16,837,600
	senior note, 7.625%, 2/15/25	United States	20,000,000	23,250,000
	senior note, 7.625%, 3/01/26	United States	15,300,000	18,121,320
[c]	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, senior secured bond, first lien, 144A, 4.738%, 9/20/29	United States	16,600,000	17,809,559
	T-Mobile USA Inc.,
	senior bond, 6.375%, 3/01/25	United States	22,400,000	23,076,816
	senior note, 6.00%, 4/15/24	United States	8,500,000	8,699,240
	senior note, 5.125%, 4/15/25	United States	9,000,000	9,269,910
				198,451,502
	Transportation 1.9%
[c]	Avolon Holdings Funding Ltd.,
	senior note, 144A, 5.125%, 10/01/23	Ireland	9,700,000	10,404,549
	senior note, 144A, 5.25%, 5/15/24	Ireland	7,200,000	7,868,577
[c]	DAE Funding LLC,
	senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	16,000,000	16,239,888
	senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	12,000,000	12,427,920
[c]	Park Aerospace Holdings Ltd., senior note, 144A, 5.50%, 2/15/24	Ireland	8,900,000	9,794,066
				56,735,000
	Utilities 4.7%
[c]	Calpine Corp.,
	first lien, 144A, 4.50%, 2/15/28	United States	12,200,000	11,717,490
	senior note, 144A, 5.125%, 3/15/28	United States	15,900,000	14,985,750
	Clearway Energy Operating LLC,
	senior bond, 5.00%, 9/15/26	United States	14,700,000	15,099,142
	senior note, 5.75%, 10/15/25	United States	11,200,000	11,596,648
	[c] senior note, 144A, 4.75%, 3/15/28	United States	10,000,000	10,187,500
  |  9

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Utilities (continued)
	Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	$14,000,000	$11,736,690
[c]	InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	12,800,000	12,608,000
	Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	33,450,000	24,097,881
[c]	Vistra Operations Co. LLC, senior note, 144A, 5.625%, 2/15/27	United States	26,500,000	27,211,525
				139,240,626
	Total Corporate Bonds (Cost $2,844,456,778)			2,794,907,660
			Shares
	Escrows and Litigation Trusts 0.0%†
[a,b]	Alpha Natural Resources Inc., Escrow Account	United States	25,000,000	—
[a,b]	T-Mobile USA Inc., Escrow Account	United States	39,900,000	—
[a]	Vistra Energy Corp., Escrow Account	United States	50,000,000	100,000
	Total Escrows and Litigation Trusts (Cost $1,303,653)			100,000
	Total Investments before Short Term Investments (Cost $3,060,016,010)			2,885,691,955
	Short Term Investments 4.1%
	Money Market Funds (Cost $74,181,287) 2.5%
[l,m]	Institutional Fiduciary Trust Money Market Portfolio, 1.23%	United States	74,181,287	74,181,287
	Investments from Cash Collateral Received for Loaned Securities 1.6%
	Money Market Funds (Cost $38,212,000) 1.3%
[l,m]	Institutional Fiduciary Trust Money Market Portfolio, 1.23%	United States	38,212,000	38,212,000
			Principal Amount*

	Repurchase Agreement(Cost $9,554,047) 0.3%
[n]	Joint Repurchase Agreement, 1.59%, 3/02/20 (Maturity Value $9,555,316) J.P. Morgan Securities LLC Collateralized by U.S. [o]Treasury Bills, 3/24/20 - 10/08/20; U.S Treasury Notes, 1.50% - 2.75%, 7/15/20 - 2/15/25 (valued at $9,745,130)	United States	$9,554,047	9,554,047
	Total Investments from Cash Collateral Received for Loaned Securities (Cost $47,766,047)			47,766,047
	Total Investments (Cost $3,181,963,344) 101.2%			3,007,639,289
	Other Assets, less Liabilities (1.2)%			(36,393,807)
	Net Assets 100.0%			$2,971,245,482
  |  10

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund (continued)
See Abbreviations on page 15.
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At February 29, 2020, the aggregate value of these securities was $1,880,708,560, representing 63.3% of net assets.
[d]See Note 4 regarding holdings of 5% voting securities.
[e]See Note 3 regarding restricted securities.
[f]A portion or all of the security is on loan at February 29, 2020.
[g]Income may be received in additional securities and/or cash.
[h]Perpetual security with no stated maturity date.
[i]The coupon rate shown represents the rate at period end.
[j] Defaulted security or security for which income has been deemed uncollectible.
[k]Security purchased on a when-issued basis.
[l]See Note 5 regarding investments in affiliated management investment companies.
[m]The rate shown is the annualized seven-day effective yield at period end.
[n]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 29, 2020, all repurchase agreements had been entered into on February 28,2020.
[o]The security was issued on a discount basis with no stated coupon rate.
  |  11

Franklin High Income Trust
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for
  |  12

Franklin High Income Trust
Notes to Statement of Investments (unaudited)
each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3.  RESTRICTED SECURITIES
At February 29, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 were as follows:
Shares	Issuer	Acquisition Date	Cost	Value
8,080	Nine Point Energy Holdings Inc., cvt. pfd., 2/20/49	3/24/17	$7,552,087	$3,900,158
433,273	Nine Point Energy LLC	7/15/14 - 2/01/18	18,779,777	467,293
	Total Restricted Securities (Value is 0.1% of Net Assets)		$26,331,864	$4,367,451

4.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended February 29, 2020, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Non-Controlled Affiliates
								Dividends
Goodrich Petroleum Corp.	$18,105,719	$ —	$ —	$ —	$(9,764,882)	$8,340,837	1,564,885	$ —
Titan Energy LLC	11,247	—	—	—	1,764	13,011	289,137	—
	$18,116,966	$ —	$ —	$ —	$(9,763,118)	$8,353,848		$ —
								Interest
Goodrich Petroleum Corp., cvt., senior secured note, second lien, PIK, 13.50%, 5/31/21	11,500,000	996,730[a]	—	—	(581,984)	11,914,746	12,496,730	1,199,137
Total Affiliated Securities (Value is 0.7% of Net Assets)	$29,616,966	$996,730	$ —	$ —	$(10,345,102)	$20,268,594		$1,199,137

[a]May include accretion, amortization, partnership adjustments, and/or corporate actions.
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended February 29, 2020, the Fund held investments in affiliated management investment companies as follows:
  |  13

Franklin High Income Trust
Notes to Statement of Investments (unaudited)
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 1.23%	$67,323,074	$936,087,787	$(929,229,574)	$ —	$ —	$74,181,287	74,181,287	$980,018
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 1.23%	—	38,820,000	(608,000)	—	—	38,212,000	38,212,000	3,782
Total Affiliated Securities	$67,323,074	$974,907,787	$(929,837,574)	$ —	$ —	$112,393,287		$983,800
6.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 29, 2020, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Energy	$14,202,583	$6,482,406	$4,519,977[c]	$25,204,966
All Other Equity Investments	53,564,583	—	—	53,564,583
Convertible Bonds	—	—	11,914,746	11,914,746
Corporate Bonds	—	2,794,907,660	—	2,794,907,660
Escrows and Litigation Trusts	—	100,000	—[c]	100,000
Short Term Investments	112,393,287	9,554,047	—	121,947,334
Total Investments in Securities	$180,160,453	$2,811,044,113	$16,434,723	$3,007,639,289

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common, convertible preferred stocks and management investment companies as well as other equity interests.
[c]Includes securities determined to have no value at February 29, 2020.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
  |  14

Franklin High Income Trust
Notes to Statement of Investments (unaudited)
7.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure, except for the following:
Subsequent to February 29, 2020, there has been a global outbreak of a novel coronavirus disease (COVID-19), which the World Health Organization has declared a pandemic. Unexpected events like COVID-19 can cause adverse effects on many companies, sectors, nations, regions and the market in general, in ways that cannot be foreseen. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell Fund investments at appropriate valuations and its ability to achieve its investment objectives.
Abbreviations
Currency
USD	United States Dollar
Counterparty
ETF	Exchange Traded Fund
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
PIK	Payment-In-Kind

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
  |  15